UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21867
Investment Company Act File Number
International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

International Equity Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value
Automobiles — 4.4%
Bayerische Motoren Werke AG	4,600	$247,599
Fiat SpA	12,800	163,933
Honda Motor Co., Ltd. ADR	14,600	463,842
Nissan Motor Co., Ltd.(1)	41,000	313,909
Toyota Motor Corp.	6,800	238,706

		$1,427,989

Beverages — 3.0%
Central European Distribution Corp.(1)	17,300	$451,011
Fomento Economico Mexicano SA de CV ADR	10,600	516,008

		$967,019

Building Products — 0.9%
Wienerberger AG(1)	22,120	$306,650

		$306,650

Capital Markets — 0.6%
3i Group PLC	40,000	$178,240
Jupiter Fund Management PLC(1)	7,050	21,295

		$199,535

Chemicals — 2.4%
Agrium, Inc.	6,900	$434,700
BASF SE	5,800	339,154

		$773,854

Commercial Banks — 12.6%
Barclays PLC	138,000	$714,742
BNP Paribas	9,600	656,233
BOC Hong Kong Holdings, Ltd.	323,000	830,511
DBS Group Holdings, Ltd. ADR	22,500	957,825
KBC Groep NV(1)	7,300	321,307
Mitsubishi UFJ Financial Group, Inc.	38,000	188,251
Societe Generale	4,600	264,184
Turkiye Is Bankasi	54,063	202,698

		$4,135,751

Computers & Peripherals — 0.6%
Toshiba Corp.(1)	39,000	$204,022

		$204,022

Construction & Engineering — 0.8%
Vinci SA	5,400	$261,399

		$261,399

Consumer Finance — 1.2%
ORIX Corp.	5,100	$400,430

		$400,430

Diversified Telecommunication Services — 2.9%
Koninklijke KPN NV	21,000	$291,813
Telefonica SA	29,000	656,716

		$948,529

Electric Utilities — 0.8%
E.ON AG ADR	8,600	$256,710

		$256,710

Security	Shares	Value
Electrical Equipment — 1.4%
ABB, Ltd. ADR(1)	22,000	$443,960

		$443,960

Electronic Equipment, Instruments & Components — 4.4%
FUJIFILM Holdings Corp.	30,800	$959,135
Hon Hai Precision Industry Co., Ltd.(1)	80,500	324,251
Nidec Corp.	1,800	169,221

		$1,452,607

Energy Equipment & Services — 1.6%
CGGVeritas(1)	5,800	$111,957
OAO TMK GDR(1)	25,800	426,148

		$538,105

Food & Staples Retailing — 0.9%
Delhaize Group	4,100	$302,706

		$302,706

Food Products — 5.7%
Nestle SA ADR	22,600	$1,115,310
Unilever PLC	26,000	738,694

		$1,854,004

Health Care Equipment & Supplies — 0.5%
Mindray Medical International, Ltd. ADR	5,000	$154,700

		$154,700

Hotels, Restaurants & Leisure — 0.6%
Carnival PLC	5,100	$184,198

		$184,198

Household Durables — 1.5%
Desarrolladora Homex SAB de CV ADR(1)	16,400	$486,752

		$486,752

Household Products — 0.5%
Henkel AG & Co. KGaA	3,800	$157,618

		$157,618

Industrial Conglomerates — 5.2%
Cookson Group PLC(1)	61,000	$425,137
Keppel Corp., Ltd. ADR	74,700	1,033,101
Siemens AG ADR	2,600	253,214

		$1,711,452

Insurance — 2.9%
AXA SA ADR	14,300	$263,835
Swiss Reinsurance Co., Ltd.	7,200	331,559
Zurich Financial Services AG	1,500	350,066

		$945,460

Machinery — 1.1%
Volvo AB(1)	28,400	$353,938

		$353,938

Media — 2.2%
Central European Media Enterprises, Ltd., Class A(1)	18,000	$387,000
Focus Media Holding, Ltd. ADR(1)	19,200	348,096

		$735,096

Security	Shares	Value
Metals & Mining — 4.3%
Anglo American PLC ADR(1)	24,663	$488,327
Thompson Creek Metals Co., Inc.(1)	42,200	392,460
Vale SA ADR	21,800	528,214

		$1,409,001

Multi-Utilities — 1.5%
RWE AG ADR	7,000	$494,550

		$494,550

Office Electronics — 2.0%
Canon, Inc.	15,400	$667,062

		$667,062

Oil, Gas & Consumable Fuels — 9.4%
BP PLC ADR	4,200	$161,574
Inpex Corp.	40	195,674
KazMunaiGas Exploration Production GDR	8,000	156,525
Petroleo Brasileiro SA ADR	20,200	643,370
Rosneft Oil Co. GDR(1)	75,300	503,509
Soco International PLC(1)	57,600	378,785
Statoil ASA ADR	15,191	308,833
Total SA ADR	14,500	734,135

		$3,082,405

Pharmaceuticals — 7.7%
AstraZeneca PLC ADR	6,000	$302,640
Genomma Lab Internacional SAB de CV(1)	45,000	153,238
GlaxoSmithKline PLC ADR	15,000	527,550
Novartis AG ADR	25,300	1,233,122
Sanofi-Aventis	5,500	319,729

		$2,536,279

Real Estate Management & Development — 0.4%
Raven Russia, Ltd.	208,000	$142,179

		$142,179

Road & Rail — 0.7%
All America Latina Logistica SA (Units)	25,000	$235,956

		$235,956

Specialty Retail — 1.1%
Kingfisher PLC	103,000	$347,899

		$347,899

Tobacco — 3.5%
British American Tobacco PLC ADR	16,600	$1,144,238

		$1,144,238

Trading Companies & Distributors — 3.1%
Mitsubishi Corp.	9,000	$194,240
Mitsui & Co., Ltd.	63,000	808,274

		$1,002,514

Wireless Telecommunication Services — 2.0%
Turkcell Iletisim Hizmetleri AS ADR	44,400	$643,800

		$643,800

Total Common Stocks (identified cost $29,983,829)		$30,908,367

Short-Term Investments — 6.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(2)	$2,161	$2,160,560

Total Short-Term Investments (identified cost $2,160,560)		$2,160,560

Total Investments — 101.0% (identified cost $32,144,389)		$33,068,927

Other Assets, Less Liabilities — (1.0)%		$(316,461)

Net Assets — 100.0%		$32,752,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $1,742 and $0, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	17.1%	$5,613,319
Japan	14.7	4,802,766
Switzerland	10.6	3,474,017
France	8.0	2,611,472
United States	6.6	2,160,560
Singapore	6.1	1,990,926
Germany	5.3	1,748,845
Brazil	4.3	1,407,540
Mexico	3.5	1,155,998
Russia	3.3	1,071,836
Turkey	2.6	846,498
Hong Kong	2.5	830,511
Canada	2.5	827,160
Spain	2.0	656,716
Belgium	1.9	624,013
China	1.5	502,796
Poland	1.4	451,011
Czech Republic	1.2	387,000
Sweden	1.1	353,938
Taiwan	1.0	324,251
Norway	1.0	308,833
Austria	0.9	306,650
Netherlands	0.9	291,813
Italy	0.5	163,933
Kazakhstan	0.5	156,525

Total Investments	101.0%	$33,068,927

The Portfolio did not have any open financial instruments at July 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,144,389

Gross unrealized appreciation	$3,008,616
Gross unrealized depreciation	(2,084,078)

Net unrealized appreciation	$924,538

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,685,690	$1,496,243		$—	$3,181,933
Consumer Staples	3,226,567	1,199,018		—	4,425,585
Energy	2,351,421	1,269,090		—	3,620,511
Financials	1,242,955	4,580,400		—	5,823,355
Health Care	2,218,012	472,967		—	2,690,979
Industrials	1,966,232	2,518,859		—	4,485,091
Information Technology	—	2,154,470		—	2,154,470
Materials	1,843,701	339,154		—	2,182,855
Telecommunication Services	643,800	948,528		—	1,592,328
Utilities	751,260	—		—	751,260

Total Common Stocks	$15,929,638	$14,978,729	*	$—	$30,908,367

Short-Term Investments	$—	$2,160,560		$—	$2,160,560

Total Investments	$15,929,638	$17,139,289		$—	$33,068,927

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Equity Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010